Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Stock Appreciation Rights (SARs) [Member]
Share-based compensation
Schedule of changes in the Stocks

Changes in the SARs for the year ended December 31, 2023 are set forth below:

		Weighted average
	No. of SARs	exercise price
Balance as of January 1, 2023	528,844	$4.74
SARs granted during the year ended December 31, 2023	—	—
SARs exercised during the year ended December 31, 2023	(352,484)	$(4.88)
Balance as of December 31, 2023 (none of which are exercisable or convertible)	176,360	$4.28

Schedule of cost related to non-vested awards expected to be recognized	The total cost related to non-vested awards expected to be recognized through 2025 is set forth below:

In thousands of U.S. Dollars
Period	TOTAL
2024	57
57

Restricted stock units
Share-based compensation
Schedule of changes in the Stocks

Changes in the RSUs for the year ended December 31, 2023 is set forth below:

		Weighted average
		fair value at grant
	No. of RSUs	date
Balance as of January 1, 2023	908,209	$5.31
RSUs granted during the year ended December 31, 2023	210,747	$16.64
RSUs vested during the year ended December 31, 2023	(402,504)	$(5.30)
RSUs forfeited during the year ended December 31, 2023	—	—
Balance as of December 31, 2023 (none of which are vested)	716,452	$8.65

Schedule of cost related to non-vested awards expected to be recognized	The total cost related to non-vested awards expected to be recognized through 2026 is set forth below:

In thousands of U.S. Dollars
Period	TOTAL
2024	2,349
2025	1,353
2026	150
3,852